Consolidated Balance Sheets $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets:
Cash and cash equivalents		$ 1,549	$ 1,990,000	$ 314,000
Accounts receivable
Deposits, prepayments and other receivables		52	67,000	1,371,000
Total current assets		1,601	2,057,000	1,685,000
Non-current assets:
Property and equipment, net		418	537,000	584,000
Intangible assets		57	73,000	58,000
Right-of-use asset				37,000
Total non-current assets		475	610,000	679,000
TOTAL ASSETS		2,076	2,667,000	2,364,000
Current liabilities:
Accounts payable and accrued liabilities		992	1,274,000	719,000
Bank borrowings		8	10,000	62,000
Lease liabilities				37,000
Amount due to director			218,000	1,129,000
Income tax payable		6	8,000	4,000
Total current liabilities		1,176	1,510,000	1,951,000
Non-current liabilities:
Bank borrowings		302	388,000	398,000
Lease liabilities
Total non-current liabilities		302	388,000	398,000
TOTAL LIABILITIES		1,478	1,898,000	2,349,000
Commitments and contingencies
Shareholders’ equity:
Ordinary share, par value US$0.00225, 222,222,222.22 shares authorized, 37,777.78 shares issues and outstanding	[1]		(0)	(0)	[2]
Additional paid-in capital		1,664	2,137,000	11,000
Retained earnings/(Accumulated losses)		(1,060)	(1,361,000)	4,000
Translation reserve		(6)	(7,000)
Total shareholders’ equity		598	769,000	15,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		2,076	2,667,000	2,364,000
Director [Member]
Current liabilities:
Amount due to director		$ 170	$ 218,000	$ 1,129,000

[1]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering, (ii) the 1:200 share subdivision and 5,000,000 share surrender approved on October 2, 2024, (iii) the 15 for 1 reverse share split effected on February 12, 2026, and (iv) the 30 for 1 reverse share split effected on May 4, 2026.
[2]	Below $$1,000/US$1,000